Net interest income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Cash and balances at central banks	£ 184		£ 275	£ 1,091
Loans and advances at amortised cost	9,540		10,180	12,450
Fair value through other comprehensive income	550		776	1,032
Negative interest on liabilities	248		68	13
Other	718		593	870
Interest and similar income	11,240	[1]	11,892	15,456
Deposits at amortised cost	(561)		(1,030)	(2,449)
Debt securities in issue	(1,340)		(1,360)	(1,906)
Subordinated liabilities	(507)		(670)	(1,068)
Negative interest on assets	(374)		(344)	(278)
Other	(385)		(366)	(348)
Interest and similar expense	(3,167)	[1]	(3,770)	(6,049)
Net interest income	8,073	[1]	8,122	9,407
Interest expense	£ 3,167	[1]	£ 3,770	6,049
Total contingent liabilities and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Interest and similar expense				(25)
Interest expense				£ 25

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.